Revenue and Receivables from Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Total revenues	$ 177,427	$ 122,844	$ 602,749	$ 329,841	$ 518,986	$ 533,297	$ 701,989
Over time
Disaggregation Of Revenue [Line Items]
Total revenues	167,981	113,246	562,286	314,060	494,295	503,052	654,164
Point in time
Disaggregation Of Revenue [Line Items]
Total revenues	$ 9,446	$ 9,598	$ 40,463	$ 15,781	$ 24,691	$ 30,245	$ 47,825